May 28, 2004



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk - Stop 1-4

     Re:  Van Kampen Focus Portfolios, Taxable Income Series 29
          File No. 333-102357    CIK #1172273

Ladies/Gentlemen:

     IIn accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the Registration Statement was filed electronically with the commission on May 25, 2004.

                                                               Very truly yours,


                                                           Van Kampen Funds Inc.